Exhibit 99.3

Exception Grades

Run Date - 8/13/2025 10:04:45 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
223279192		3158617045		33358234			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points changed to $[redacted] on the Closing Disclosure dated [redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-04-30): [redacted] received COC dated [redacted]. Buyer Comment (2025-04-29): Do Not Concur. See valid CICs for pricing change and discount points increase	04/30/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279192	3158617045	33358235	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal fee increased to $[redacted] on the Closing Disclosure dated [redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-05-06): [redacted] received valid changed circumstance with additional information

Buyer Comment (2025-05-06): Please see reasons from system and sales contract adndm for property being deemed complex

Reviewer Comment (2025-05-05): [redacted] received COC stating complexity however the reason mentioned is not sufficient in order to clear the exception. Kindly provide additional information as to what caused the property to be complex in order to clear the exception.

Buyer Comment (2025-05-02): The sales contract was received on [redacted], the property was deemed a complex property because of the sales price and complexities, pls see screen snips showing when contract was received, appraisal fee exception cic, and disclosure to customer that possible appraisal fee increases can occur due to complex property.

Reviewer Comment (2025-05-01): [redacted] received COC dated [redacted] for increase in fee due to complex property but the reason provided is not sufficient. Please provide more information on complexity and when lender has become aware of the change.

Buyer Comment (2025-04-29): Do Not Concur.  See valid CICs for appraisal fee increase, property was identified as complex.
																		05/06/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279192	3158617045	33358236	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection fee changed to $[redacted] on the Closing Disclosure dated [redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-05-06): inspection reports received, along with previously received valid COC, resolves this tolerance issue.

Buyer Comment (2025-05-06): Please see the basement and dampness inspection report, also the exception report explaining that the ground was frozen and septic inspection was not possible.

Reviewer Comment (2025-05-05): [redacted] received COC however we would also require supporting document i.e. 442 completion report in order to clear the exception.

Buyer Comment (2025-05-02): The appraisal came back [redacted] showing the condition of the property and additional items septic and dampness needed to be repaired, final inspection ordered and escrow holdback for the repairs. Pls see additional CIC and system notes.

Reviewer Comment (2025-05-01): [redacted] received comment dated [redacted] for escrow hold back but the fee was added on LE dated [redacted]. Please provide COC within 3 business days from the date of change or cure will be required.

Buyer Comment (2025-04-29): Do Not Concur.  This fee was added because there was an escrow holdback for needed repairs to the property and completion of this work had to be validated, the inspection fee was paid to be sure that work was completed before closing, loan event - closing date was pushed out, see CIC.
																		05/06/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223279192		3158617045		33362771			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of to allow an escrow holdback for subject property Septic System. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-04-28): Universal Product Exception Form in file, exception approved with comp factors.			04/28/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223395566		3158616786		33480808			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-					Reviewer Comment (2025-05-23): 1004D received and acceptable Buyer Comment (2025-05-23): Please review uploaded 1004D.	05/23/2025			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase		C	A	A	A	B	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223395566		3158616786		33481168			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2025-05-21): proof or e-delivery of appraisal received Buyer Comment (2025-05-21): See attached receipt of appraisal	05/21/2025			1	B	A	B	A	B	A	B	A	B	A		MO	Primary	Purchase		C	A	A	A	B	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223643101		3158617200		33826745			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender Credits changed to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-07-09): [Redacted] received valid COC dated [Redacted] Buyer Comment (2025-07-07): Do not Concur. Valid CIC for interest rate and loan points [Redacted]. LEv4 disclosed timely. This is where premium pricing turned into loan discount points.	07/09/2025			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223643101		3158617200		33826746			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points changed to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-07-09): [Redacted] received valid COC dated [Redacted] Buyer Comment (2025-07-07): Do not Concur. Valid CIC for interest rate and loan points [Redacted]. LEv4 disclosed timely. This is where premium pricing turned into loan discount points.	07/09/2025			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223643101		3158617200		33826747			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Transfer Tax fee changed to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-07-09): [Redacted] received valid COC dated [Redacted] Buyer Comment (2025-07-07): Do not Concur. Valid CIC for loan amount [Redacted]. LEv4 disclosed timely [Redacted]. Transfer tax decreased at closing	07/09/2025			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes